BMO Monegy High Yield Bond Fund
BMO Monegy High Yield Bond Fund
Investment Objective:
To maximize total return consistent with current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 113 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 114 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BMO Monegy High Yield Bond Fund		Class Y	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	none	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	[1]	none	none	1.00%
Redemption Fee		none	none	none
[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BMO Monegy High Yield Bond Fund		Class Y	Class I	Class A
Management Fees		0.50%	0.50%	0.50%
Distribution (12b-1) Fees		none	none	0.25%
Other Expenses	[1]	0.60%	0.35%	0.35%
Total Annual Fund Operating Expenses		1.10%	0.85%	1.10%
Fee Waiver and Expense Reimbursement	[2]	(0.20%)	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.90%	0.65%	0.90%
[1]	"Other Expenses" for the Class A shares are based on estimated amounts for the current fiscal year.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.90% for Class Y, 0.65% for Class I, and 0.90% for Class A through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example BMO Monegy High Yield Bond Fund (USD $)	Class Y	Class I	Class A
1 Year	92	66	439
3 Years	330	251	668
5 Years	587	452	916
10 Years	1,322	1,030	1,626

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells high yield securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests at least 80% of its assets in a diversified portfolio of domestic and foreign high yield, high risk fixed income securities (also referred to as "junk bonds") within the non-investment grade corporate bond market. The Fund may invest in high yield, high risk fixed income securities of any maturity. The Fund's sub-adviser seeks to generate excess returns by effectively balancing risk and reward through vigorous asset selection criteria and continuous monitoring of portfolio positions.

The Fund's sub-adviser, Monegy, Inc. ("Monegy"), follows a disciplined investment approach that combines quantitative investment screening processes with traditional fundamental credit analysis. The portfolio is monitored to determine the risk and reward characteristics of each security, which allows the Fund to generate long term excess returns with lower levels of volatility than The BofA Merrill Lynch US High Yield Constrained Index® and The BofA Merrill Lynch US High Yield, BB-B Rated, Constrained Index®. The use of quantitative tools measures credit risk objectively and captures continuous changes in risk and return efficiently. High levels of diversification minimize the portfolio impact of principal losses stemming from unexpected default and other event risks.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or "called"), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund's yield. This will most likely happen when interest rates are declining.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.

Foreign Securities Risks. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund's total return.

High Yield Securities Risks. High yield securities, also referred to as "junk bonds" or non-investment grade securities, are debt securities rated lower than BBB by Standard & Poor's or Baa by Moody's Investors Service. These securities tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities.

Income Risks. The Fund's income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Management Risks. Monegy's judgments about the attractiveness, value, and potential appreciation of the Fund's investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund's managers will produce the desired results.
Fund Performance
The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.
Class Y—Annual Total Returns (calendar years 2012-2013)

* The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.
The return for the Class Y shares of the Fund from January 1, 2014 through September 30, 2014 was 1.89%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2012	3.97%
Worst quarter	6/30/2013	(1.41)%

Average Annual Total Returns through 12/31/13
Average Annual Total Returns BMO Monegy High Yield Bond Fund		1 Year	Since Inception	Inception Date
Class Y	[1]	5.82%	8.20%	Dec. 29, 2011
Class Y Return After Taxes on Distributions	[1]	2.96%	5.75%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	[1]	3.42%	5.31%
Class I	[1]	6.18%	8.46%	Dec. 29, 2011
MLHYI (reflects no deduction for fees, expenses or taxes)	[1]	6.31%	10.36%
LHYFI (reflects deduction of fees and no deduction for sales charges or taxes)	[1]	7.63%	11.49%
[1]	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class Y and Class I shares. Class A shares (without the reflection of the payment of sales charges) would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Class A shares (without the reflection of the payment of sales charges) will be the same as the Class Y shares because the Class A and Class Y shares have the same Total Annual Fund Operating Expenses. However, Class A shares do charge a front-end sales charge, so the performance of Class A shares reflecting the payment of sales charges would be lower than Class Y shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to invest-ors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class Y, and after-tax returns for Class I and Class A will vary.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after tax return.

The Bank of America Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (MLHYI) tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market and is restricted to a maximum of 2% per issuer.

The Lipper High Current Yield Funds Index (LHYFI) tracks the total return performance of the 30 largest funds included in this Lipper category.